UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

133 East Cook Ave

Libertyville, Illinois                      60048

(Address of principal executive offices)

(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

133 East Cook Ave

Libertyville, Illinois 60048

(Name and address of agent for service)

Registrant's telephone number, including area code: (847) 573-0365

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Forester Value Fund

		Schedule of Investments
		June 30, 2005 (Unaudited)
Shares/Principal Amount		Market Value

COMMON STOCKS
Air Courier Services - 3.55%
660	Fedex Corp.	53,467

Bottled & Canned Soft Drinks & Carbonated Waters - 3.73%
2,550	Coca Cola Enerprises, Inc.	56,126

Commercial Banks, NEC - 3.04%
990	Citigroup, Inc.	45,768

Electric & Other Servcies Combined - 3.75%
1,100	Exelon Corp.	56,463

Food - Major Diversified - 3.45%
2,620	Sara Lee Corp.	51,902

Fats & Oils - 1.51%
1060	Archer Daniels-Midland Co.	22,663

Fire, Marine & Casualty Insurance - 9.32%
1,000	American International Group, Inc.	58,100
320	Hartford Financial Services Group, Inc.	23,930
1470	St. Paul Travelers Companies, Inc.	58,109
		140,139
Food and Kindred Products - 3.48%
810	Altria Group, Inc.	52,375

Misc Industrial & Commercial Machinery & Equipment - 1.43%
360	Eaton Corp.	21,564

National Commerical Banks - 7.04%
1,170	Bank of Amreica Corp.	53,363
1,060	Wachovia Corp	52,576
		105,939

Petroleum Refining - 4.55%
670	Chevron Corp.	37,466
540	Conoco Phillips Co.	31,045
		68,511

Pharmaceutical Preparations - 6.82%
1,930	Pfizer, Inc.	53,229
1,110	Wyeth	49,395
		102,624
Plastic Materials, Synth Resins & Nonvulcan Elastomers - 2.96%
1,000	Dow Chemical Co.	44,530

Public Building & Related Furniture - 3.60%
960	Johnson Controls, Inc.	54,077

Radiotelephone Communications - 3.07%
630	Dominion Resources, Inc.	46,235

Railroads, Line-Haul Operating - 1.42%
330	Union Pacific Corp.	21,384

Real Estate Investment Trust - 3.12%
1,420	Equity Office Properties Trust	47,002

Retail-Eating Places - 3.36%
1,820	McDonalds Corp.	50,505

Retail- Familty Clothing Store - 3.28%
2,500	Gap, Inc.	49,375

Retail-Grocery Stores - 2.87%
2,270	Kroger Co.*	43,198

Services- Computrer Programming - 2.56%
6,200	Novell, Inc.*	38,440

Ship & Boat Building & Repairing - 2.55%
350	General Dynamics Corp.	38,339

Surgical & Medical Instruments - 3.59%
2,000	Boston Scientific Corp.*	54,000

Telephone Communications (No Radiotelephone) - 2.99%
1,300	Verizon Communications, Inc.	44,915

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 3.56%
930	Cardinal Health, Inc.	53,549

Total For Common Stock (Cost $1,354,797) - 90.62%		$ 1,363,090

PUT OPTIONS
800	S & P 100 Index July @ 540	400
4,500	S & P 100 Index July @ 550	6,525
		6,925

Total For Put Options (Cost $22,830) - 0.46%		6,925

SHORT TERM INVESTMENTS
68,585	Huntington Money Market Fund IV 2.25%**	68,585

Total For Short Term Investments (Cost $68.585) - 4.57%		68,585

	TOTAL INVESTMENTS (Cost $1,446,212) - 95.65%	1,438,600

	Other Assets less Liabilities - 4.35%	65,504

	NET ASSETS - 100%	$ 1,504,104

* Non-income producing securities.
** Variable Rate Security at June 30, 2005

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS
At June 30, 2005, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,446,212 amounted to ($7,613) which consisted of aggregate gross unrealized appreciation of $32,357and aggregate gross unrealized depreciation of $39,970.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By

Thomas H. Forester

CEO and CFO

Date August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

Thomas H. Forester

CEO and CFO

Date August 29, 2005